Condensed Statement of Operations - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Formation and operating costs	$ 493,818	$ 249,524
Loss from operations	(493,818)	(249,524)
Other Income
Interest income	19	16,191
Interest income on marketable securities held in Trust account	13,691
Change in fair value of warrant liabilities	(8,955,424)	1,970,001
Offering expenses related to warrant issuance		(317,023)
Total other income (loss)	(8,941,714)	1,669,169
Net loss	$ (9,435,532)	$ 1,419,645
Weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)	10,350,000
Basic and diluted net income per share, Class A common stock subject to possible redemption (in Dollars per share)	$ 0.00
Weighted average shares outstanding, Non-redeemable common stock (in Shares)	8,625,000
Basic and diluted net loss per share, Non-redeemable (in Dollars per share)	$ (0.20)
Class A Common Stock
Other Income
Weighted average shares outstanding (in Shares)		6,338,515
Basic and diluted net loss per share (in Dollars per share)		$ 0.00
Class B Common Stock
Other Income
Weighted average shares outstanding (in Shares)		2,500,000
Basic and diluted net loss per share (in Dollars per share)		$ 0.56